Investment Objectives and Goals - REX Growth & Income Universe ETF	Feb. 23, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to pay weekly distributions.